--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

A well-respected Fortune's 500 CEO once proclaimed, "Capitalism without Bankruptcy is like Christianity without Hell." After having been clobbered for three gruesome bear market years in succession and having endured both a $7 trillion wealth implosion and a surge in corporate failures, the comparison between capitalism's wrath and the fires of Hell holds some legitimacy.

Unfortunately, it is no secret that much of the carnage suffered by many investors has been self-inflicted. When making investment decisions far too many stockholders permit emotion and intuition to trump sound logic and in-depth security analysis. Others allow their cognitive defenses to crumble and become swayed by silver-tongued charlatans, quick-buck artists, "talking heads" on financial news programs and "experts." In addition, legions of stockholders do not give the equities in their portfolios sufficient time to perform. The gravest mistake of all, however, could be that hordes of investors de-emphasize history and past performance, and over-emphasize present trends and conditions when buying and selling stocks. All these pitfalls, for example, became more apparent as the booming and boisterous bubble years of the 1990's wore on.

With so many distressing news headlines focusing on weapons of mass destruction, geopolitical uncertainty, a staggering global economy, a tilting domestic economy and the ethical violations surrounding Wall Street and the corporate suite, it is no wonder why investors are shunning equities. Fortunately, students of economic and financial history know that both our economy and the equity market are prone to periods of both unsustainable optimism and exaggerated pessimism.

In addition to documenting the pitfalls of market timing, history reveals the following:

1. Since World War II, the U.S.A. has endured ten recessions. The typical post-war recession has lasted about one year and the average recovery has run on for about four and one-half years.

2. For every one year that the market has declined since the Standard and Poor's Stock Index was first introduced in 1926, it has risen three years.

3. The longer investors hold stocks similar to those in the S&P 500 Stock Index the probability of enjoying a profit rises and the chances of suffering a loss are reduced. Ibbotson Associates, the well-known financial statistical firm, has calculated that if an investor had held stocks for any period of five consecutive years during the period from 1926 through 2001, there was a 90% probability of enjoying a gain and only a 10% probability of suffering a loss.

4. The S&P 500 is down 42.4% after reaching its all time high in the first quarter of 2000. Prior bear markets have been excellent buying opportunities for sophisticated investors.

Although the S&P 500 and the Nasdaq Composite Index declined 22.09% and 31.53%, respectively, for the year ended December 31, 2002, the Institutional Investors Capital Appreciation Fund fared better. It declined only 16.19%. The Fund's average annual returns for the five- and ten-year periods ending December 31, 2002 were +2.84% and +10.31%, respectively. For the same time periods, the S&P 500 average annual returns were -0.58% and +9.34%, respectively, and the Nasdaq returns were -3.19% and +7.03%, respectively. If a shareholder institution had invested $100,000 in the Fund at its inception in 1953 and reinvested all capital gains and distributions back into the Fund, the investment would have grown to $21,031,488 by December 31, 2002.

During economic downdrafts and stock market reversals, attractive long-term buying opportunities can arise for investors that incorporate solid investment principles in their security investment process.

The Institutional Investors Capital Appreciation Fund is positioned to capitalize on such opportunities.

Sincerely,

/s/ Joseph L. Mancino
Joseph L. Mancino
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        INSTITUTIONAL INVESTORS CAPITAL
                            APPRECIATION FUND, INC.
                              PERFORMANCE SUMMARY

                          AVERAGE ANNUAL TOTAL RETURN
                       PERIODS ENDING DECEMBER 31, 2002*

                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
INSTITUTIONAL INVESTORS CAPITAL
  APPRECIATION FUND.............  (16.19)%   2.84%    10.31%
Lipper Large Capitalization Core
  Funds Average.................  (23.49)   (1.90)     7.55
Dow Jones Industrial Average
  (DJIA)(1).....................  (15.04)    2.87     12.05
Standard & Poor's 500 Composite
  Stock Price Index (S&P
  500)(2).......................  (22.09)   (0.58)     9.34

 * Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. Data for the S&P 500, DJIA and Lipper Large Capitalization Core Funds Average are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

The investment performance information presented does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The following graph shows that an investment of $20,000 in the Fund on December 31, 1992 would have been worth $53,377 on December 31, 2002, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $48,830.

            INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.

                            CUMULATIVE TOTAL RETURN
[LINE GRAPH]

                                                                            CAF                                S&P
                                                                            ---                                ---
1992                                                                       20000                              20000
1993                                                                       24096                              21998
1994                                                                       23904                              22287
1995                                                                       29855                              30627
1996                                                                       36071                              37695
1997                                                                       46404                              50270
1998                                                                       59792                              64639
1999                                                                       63682                              78241
2000                                                                       66273                              71117
2001                                                                       63688                              62675
2002                                                                       53377                              48830

The foregoing information is a statement of the past performance of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE).
(2) The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

--------------------------------------------------------------------------------
 2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.

The Capital Appreciation Fund's net asset value per share on December 31, 2002 was $132.74 versus $162.97 on December 31, 2001. Shareholders received per share distributions from dividends of $0.3100, short-term capital gains of $0.2538 and long-term capital gains of $3.2644 during the year. The Fund's total return for the one-year period ending December 31, 2002 was -16.19%. This compares favorably to the one-year total return of -23.49% for the Lipper Large Capitalization Core Funds Average for the same period. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

The Capital Appreciation Fund was ranked in the top 4% out of 933 funds in the Lipper Large Capitalization Core Funds Average for the one-year period ending December 31, 2002. It was also ranked in the top 2%, 6% and 7% for the 3-, 5- and 10-year periods ending December 31, 2002 out of 727, 489 and 154 funds, respectively.

The Fund's relative performance in the past year continued to benefit from its large overweighting in the consumer staples sector which was the best performing sector in the S&P 500 Index. The Fund also benefited from its significant underweighting in the technology, telecommunications and utilities sectors which were the worst performing sectors in the S&P 500 Index during 2002. Our investment philosophy of owning established companies with sustainable long-term cash flow and earnings growth prospects at favorable valuations leads us toward those sectors that are generally less volatile in difficult market environments.

As we move into the new year, the domestic and global economic environments remain tough. With the terrorist attacks of last Fall still fresh in everyone's mind and the possibility of a war with Iraq a distinct possibility, consumer and business spending remains tepid. The risk of a double dip recession has not been eliminated, and the prospects for a strong economic recovery continue to remain elusive. The possibility of further declines in the equity market can not be ruled out. However, valuations continue to look more favorable than in the recent past.

The truly long-term investor should view these periods as potential opportunities to accumulate ownership positions in established businesses at favorable valuations. It is also a good time to revisit one's investment philosophy to ensure that it is capable of withstanding the test of time through various economic and market environments. The portfolio management team at the Capital Appreciation Fund firmly believes that the investment approach adhered to over the past decade with the Fund has proven to be capable of delivering good returns with below-average risk. During the past three years of market declines our shareholders have benefited from this investment style in the form of principal conservation. The S&P 500 has declined 38% and the NASDAQ has dropped 67% during the three year period ending December 31, 2002, while the Capital Appreciation Fund has fallen just 16% during the same period.

During the past year, we continued our focus on large capitalization issues with attractive fundamentals that are available at reasonable prices. We added holdings in Electronic Data Systems, General Electric, Omnicom Group and Pfizer. We eliminated a number of securities whose market prices reflected their full potential, in our opinion, or whose fundamentals changed so that continued ownership by the Fund was not warranted. These companies included Bristol-Myers Squibb, Gap and Sherwin Williams. Our focus will remain on business fundamentals with an understanding that over the long-term appropriate valuations will likely follow.

--------------------------------------------------------------------------------

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS--94.2%

 SHARES                                             VALUE
 ------                                             -----
            ADVERTISING-4.0%
  100,000   Interpublic Group of Cos., Inc. ...  $ 1,408,000
   35,000   Omnicom Group, Inc. ...............    2,261,000
                                                 -----------
                                                   3,669,000
                                                 -----------
            BEVERAGES NON-ALCOHOLIC-4.3%
   90,000   Coca-Cola Co. .....................    3,943,800
                                                 -----------
            BUILDING PRODUCTS--RETAIL/
              WHOLESALE-2.4%
   90,000   Home Depot, Inc. ..................    2,156,400
                                                 -----------
            COMMERCIAL SERVICES-3.5%
   70,000   Cintas Corp. ......................    3,202,500
                                                 -----------
            COMPUTER SOFTWARE & SERVICES-8.9%
   90,000   Automatic Data Processing, Inc. ...    3,532,500
   80,000   Electronic Data Systems Corp. .....    1,474,400
   60,000   Microsoft Corp.*...................    3,102,000
                                                 -----------
                                                   8,108,900
                                                 -----------
            CONSUMER NON-DURABLE-3.8%
   40,000   Procter & Gamble Co. ..............    3,437,600
                                                 -----------
            DISTRIBUTOR--CONSUMER PRODUCTS-4.3%
  130,000   Sysco Corp. .......................    3,872,700
                                                 -----------
            ELECTRICAL EQUIPMENT-5.2%
   40,000   Emerson Electric Co. ..............    2,034,000
  110,000   General Electric Co. ..............    2,678,500
                                                 -----------
                                                   4,712,500
                                                 -----------
            ELECTRONICS/SEMICONDUCTORS-1.9%
  110,000   Intel Corp. .......................    1,712,700
                                                 -----------
            FINANCIAL SERVICES-10.9%
  100,000   American Express Co. ..............    3,535,000
   55,000   Freddie Mac........................    3,247,750
   80,000   State Street Corp. ................    3,120,000
                                                 -----------
                                                   9,902,750
                                                 -----------

 SHARES                                             VALUE
 ------                                             -----
            FOOD PROCESSING-3.9%
   65,000   Wm. Wrigley Jr., Co. ..............  $ 3,567,200
                                                 -----------
            HEALTH CARE DIVERSIFIED-4.7%
   80,000   Johnson & Johnson..................    4,296,800
                                                 -----------
            HEALTH CARE--DRUGS-11.5%
   75,000   Abbott Laboratories................    3,000,000
   70,000   Merck & Co., Inc. .................    3,962,700
  110,000   Pfizer, Inc. ......................    3,362,700
                                                 -----------
                                                  10,325,400
                                                 -----------
            INSURANCE-5.2%
       65   Berkshire Hathaway, Inc.*..........    4,728,750
                                                 -----------
            MANUFACTURING/DIVERSIFIED-3.2%
   45,000   Illinois Tool Works, Inc. .........    2,918,700
                                                 -----------
            OFFICE EQUIPMENT & SUPPLIES-3.1%
   85,000   Pitney Bowes, Inc. ................    2,776,100
                                                 -----------
            PERSONAL CARE-3.3%
  100,000   Gillette Co. ......................    3,036,000
                                                 -----------
            PUBLISHING--NEWSPAPERS-4.0%
   50,000   Gannett Co., Inc. .................    3,590,000
                                                 -----------
            RESTAURANTS-1.9%
  110,000   McDonald's Corp. ..................    1,768,800
                                                 -----------
            RETAILERS--GENERAL-4.2%
   75,000   Wal-Mart Stores, Inc. .............    3,788,250
                                                 -----------
            Total Common Stocks
              (Cost $76,395,535)...............   85,514,850
                                                 -----------
CASH EQUIVALENTS--5.7%
            COMMERCIAL PAPER-0.9%
  800,000   General Electric Capital Corp.,
              1.22%, 1/3/03....................      800,000
                                                 -----------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES                                                       VALUE
 ------                                                       -----
             MONEY MARKET MUTUAL FUND-4.8%
4,425,020    Vanguard Admiral Money Market
               Fund....................................    $ 4,425,020
                                                           -----------
             Total Cash Equivalents
               (Cost $5,225,020).......................      5,225,020
                                                           -----------
             Total Investments
               (Cost $81,620,556)(a)............   99.9%    90,739,870
                                                  -----    -----------
             Other assets in excess of
               liabilities......................    0.1%       131,384
                                                  -----    -----------
             Net Assets.........................  100.0%   $90,871,254
                                                  =====    ===========

 *   Non-income producing security
(a) Cost for federal income tax purposes is the same as for financial reporting purposes.

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2002
                                                                -----------------
ASSETS:
Investment in securities, at value (Cost $81,620,556).......       $90,739,870
Cash........................................................            57,366
Dividends and interest receivable...........................           127,918
Prepaid expenses............................................            37,369
                                                                   -----------
  Total assets..............................................        90,962,523
                                                                   -----------
LIABILITIES:
Investment Adviser fee payable..............................            58,835
Administration fee payable..................................          1,220.00
Transfer agent fee payable..................................             3,792
Accrued expenses payable....................................            27,422
                                                                   -----------
  Total Liabilities.........................................            91,269
                                                                   -----------
NET ASSETS, applicable to 684,597 shares of $1.00 par value
  stock,
  2,000,000 shares authorized...............................       $90,871,254
                                                                   ===========
NET ASSETS:
Capital.....................................................       $82,384,299
Accumulated net investment income...........................               257
Distributions in excess of net realized gains...............          (632,616)
Unrealized appreciation from investments....................         9,119,314
                                                                   -----------
NET ASSETS..................................................       $90,871,254
                                                                   ===========
NET ASSET VALUE, offering and redemption price
  per share ($90,871,254/684,597 shares)....................       $    132.74
                                                                   ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2002
                                                                -----------------
INVESTMENT INCOME:
  Dividends.................................................      $  1,368,959
  Interest..................................................            83,329
                                                                  ------------
     Total investment income................................         1,452,288
                                                                  ------------
EXPENSES:
  Investment Adviser........................................           748,395
  Administration............................................           101,280
  Directors.................................................           196,964
  Transfer agent............................................            24,289
  Legal.....................................................            87,206
  Insurance.................................................            34,972
  Audit.....................................................            17,900
  Custodian.................................................            14,790
  Miscellaneous.............................................            19,046
                                                                  ------------
     Total expenses.........................................         1,244,842
                                                                  ------------
     Net investment income..................................           207,446
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains from investment transactions.............         1,715,454
Change in unrealized appreciation/depreciation from
  investments...............................................       (19,758,131)
                                                                  ------------
Net realized/unrealized losses from investments.............       (18,042,677)
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $(17,835,231)
                                                                  ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................      $    207,446           $    168,545
  Net realized gains from investment transactions...........         1,715,454              5,769,418
  Change in unrealized appreciation/depreciation from
     investments............................................       (19,758,131)           (10,503,669)
                                                                  ------------           ------------
Change in net assets resulting from operations..............       (17,835,231)            (4,565,706)
                                                                  ------------           ------------
Distributions to shareholders:
  Net investment income.....................................          (207,187)              (168,545)
  Net realized gains from investment transactions...........        (2,348,072)            (5,769,418)
  Return of capital.........................................                --                 (4,916)
                                                                  ------------           ------------
Total distributions to shareholders.........................        (2,555,259)            (5,942,879)
                                                                  ------------           ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................         3,937,610                548,281
                                                                  ------------           ------------
  Change in net assets......................................       (16,452,880)            (9,960,304)

NET ASSETS:
  Beginning of year.........................................       107,324,134            117,284,438
                                                                  ------------           ------------
  End of year...............................................      $ 90,871,254           $107,324,134
                                                                  ============           ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 8

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected data for each share of capital stock
Outstanding throughout each year

                                                                               YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------
                                                            2002          2001          2000          1999          1998
                                                           -------      --------      --------      --------      --------
NET ASSET VALUE, beginning of year...................      $162.97      $ 179.39      $ 186.39      $ 195.75      $ 164.68
                                                           -------      --------      --------      --------      --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income..............................         0.31          0.27          0.93          1.05          0.93
  Net realized and unrealized gains (losses) from
    investments......................................       (26.71)        (7.21)         6.38         11.12         46.33
                                                           -------      --------      --------      --------      --------
      Total from investment operations...............       (26.40)        (6.94)         7.31         12.17         47.26
                                                           -------      --------      --------      --------      --------

DISTRIBUTIONS:
  From net investment income.........................        (0.31)        (0.27)        (0.93)        (1.06)        (0.94)
  From net realized gains on investments.............        (3.52)        (9.21)       (13.38)       (20.47)       (15.25)
  Return of capital..................................           --            --(1)         --(1)         --(1)         --
                                                           -------      --------      --------      --------      --------
      Total distributions............................        (3.83)        (9.48)       (14.31)       (21.53)       (16.19)
                                                           -------      --------      --------      --------      --------
Change in net asset value............................       (30.23)       (16.42)        (7.00)        (9.36)        31.07
                                                           -------      --------      --------      --------      --------
NET ASSET VALUE, end of year.........................      $132.74      $ 162.97      $ 179.39      $ 186.39      $ 195.75
                                                           =======      ========      ========      ========      ========
Total return.........................................       (16.19)%       (3.90)%        4.07%         6.51%        28.85%
Ratio of net expenses to average net assets..........         1.23%         1.24%         1.13%         1.00%         1.07%
Ratio of net investment income to average net
  assets.............................................         0.20%         0.16%         0.52%         0.52%         0.51%
Portfolio turnover rate..............................           17%           21%           21%           20%           22%
NET ASSETS, end of year (000's)......................      $90,871      $107,324      $117,284      $114,967      $119,117

--------------------------------------------------------------------------------

(1) Distributions per share were less than $0.005.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

The Institutional Investors Capital Appreciation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices as of 4:00 pm Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--FEES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, a Vice President of the Fund.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term

--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------
INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002

of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the year ended December 31, 2002.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services.

BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as Administrator and Transfer Agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a fee computed at an annual rate based on the Fund's average daily net assets, plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses.

NOTE 3--CAPITAL STOCK

At December 31, 2002, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the years ended December 31, 2002 and 2001, respectively, were as follows:

                                                               SHARES                    AMOUNT
                                                         ------------------    --------------------------
                                                          2002       2001         2002           2001
                                                         -------    -------    -----------    -----------
Shares sold............................................   50,812     28,746    $ 7,717,080    $ 4,785,045
Shares issued in reinvestment of dividends.............   17,727     32,930      2,341,969      5,408,636
                                                         -------    -------    -----------    -----------
                                                          68,539     61,676     10,059,049     10,193,681
Shares redeemed........................................  (42,500)   (56,926)    (6,121,439)    (9,645,400)
                                                         -------    -------    -----------    -----------
Net increase...........................................   26,039      4,750    $ 3,937,610    $   548,281
                                                         =======    =======    ===========    ===========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the year ended December 31, 2002, were $17,485,433 and $16,666,006 respectively.

NOTE 5--FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002

The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2002 and 2001 were as follows:

                                                                   DISTRIBUTIONS PAID FROM
                                            ----------------------------------------------------------------------
                                                                                                         TOTAL
                                            ORDINARY     NET LONG     TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                             INCOME     TERM GAINS    DISTRIBUTIONS    OF CAPITAL        PAID*
                                            --------    ----------    -------------    ----------    -------------
2002......................................  $376,603    $2,178,656     $2,555,259            --       $2,555,259
2001......................................  $895,460    $5,042,503     $5,937,963        $4,916       $5,942,879

* Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                    UNDISTRIBUTED                                   ACCUMULATED      UNREALIZED           TOTAL
 UNDISTRIBUTED    LONG TERM CAPITAL   ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/       ACCUMULATED
ORDINARY INCOME    GAINS/(LOSSES)      EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)   EARNINGS/(DEFICIT)
---------------   -----------------   -----------   -------------   ------------   --------------   ------------------
     $257                 --             $257             --         $(632,616)      $9,119,314         $8,486,955

For the taxable year ended December 31, 2002, 100% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

Net capital losses incurred after October 31, within a fund's fiscal year are deemed to arise on the first business day of the fund's following fiscal year for tax purposes. For the year ended December 31, 2002, the Fund deferred post October capital losses of $632,616.

--------------------------------------------------------------------------------
 12

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Institutional Investors Capital Appreciation Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Institutional Investors Capital Appreciation Fund, Inc. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated February 4, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Investors Capital Appreciation Fund, Inc. at December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Columbus, Ohio,
January 31, 2003

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.

  DIRECTORS AND OFFICERS OF INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND,
                                      INC.

The table below sets forth certain information about each of the Fund's Directors and officers.

INTERESTED DIRECTORS

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
RALPH F. BROUTY(2)               Director since      2003         Former Chairman of the Board and       1                None
P.O. Box 197                     1991                             Chief Executive Officer, Watertown
112 W. Grove Street                                               Savings Bank.
Dexter, NY 13634
Age: 73
MICHEAL R. KALLET*               Vice President      2003         President and Chief Executive          1                None
182 Main Street                  since 1995,         2005         Officer, Oneida Savings Bank.
Oneida, NY 13421                 Director since
Age: 52                          1990
JOSEPH L. MANCINO*(2)            President since     2003         President and Chief Executive          2            M.S.B. Fund,
1 Jericho Plaza                  2003,                            Officer and Chairman of the Board                    Inc., RSI
Jericho, NY 11753-8905           Director since      2004         of The Roslyn Savings Bank and Vice               Retirement Trust
Age: 65                          1996                             Chairman, President and CEO of
                                                                  Rosyln Bancorp, Inc., the holding
                                                                  company for the Bank.
WILLIAM A. McKENNA, Jr.(2)       Director since      2003         Chairman of the Board and Chief        8          Asset Management
71-02 Forest Avenue              1989                             Executive Officer of Ridgewood                      Fund, M.S.B.
Ridgewood, NY 11385                                               Savings Bank.                                     Fund, Inc., RSI
Age: 66                                                                                                             Retirement Trust
NON-INTERESTED DIRECTORS
ROBERT P. CAPONE                 Director since      2005         Chairman of the Board, President       1                None
10 Bank Street                   1993                             and Chief Executive Officer,
White Plains, NY 10606                                            Community Mutual Savings Bank.
Age: 48
JOSEPH R. FICALORA               Director since      2004         Chairman, President and Chief          2            M.S.B. Fund,
615 Merrick Avenue               1999                             Executive Officer of New York                        Inc., RSI
Westbury, NY 11590                                                Community Bancorp Inc., and                       Retirement Trust
Age: 56                                                           President of Queens County Savings
                                                                  Bank, one of its operating
                                                                  divisions.
CHRIS C. GAGAS                   Director since      2005         Chairman of the Board, PathFinder      1                None
214 West First Street            1986                             Bank.
Oswego, NY 13126
Age: 71

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(2) This director may be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is an executive officer or director of a bank owning 5% or more of the shares of the Fund.
* This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund.

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
STEPHEN J. KELLY                 Director since      2003         Chairman and Chief Executive           1                None
2 Jefferson Plaza                1991                             Officer, Rhinebeck Savings Bank.
Poughkeepsie, NY 12601
Age: 49
ROBERT E. KERNAN, Jr.            Director since      2005         Chairman of the Board, President       1                None
19 Cayuga Street                 1992                             and Chief Executive Officer, The
Seneca Falls, NY 13148                                            Seneca Falls Savings Bank.
Age: 60
CLIFFORD M. MILLER               Director since      2005         Chairman of the Board, President       1                None
180 Schwenk Drive                1999                             and Chief Executive Officer, Ulster
Kingston, NY 12401                                                Savings Bank.
Age: 60
VINCENT F. PALAGIANO             Director since      2003         Chairman of the Board and Chief        1                None
209 Havemeyer Street             1996                             Executive Officer, The Dime Savings
Brooklyn, NY 11201                                                Bank of Williamsburgh.
Age: 62
CHARLES M. SPROCK                Director since      2004         Chairman of the Board, President       1                None
100 West Dominick Street         1986                             and Chief Executive Officer, The
Rome, NY 13340                                                    Rome Savings Bank.
Age: 63
OTHER OFFICERS
EDWARD E. SAMMONS, Jr.           Vice President      2003         President of the Fund's investment    N/A               None
230 West Monroe Street           and Secretary                    adviser, Shay Assets Management,
Chicago, IL 60606                since 1995                       Inc., Executive Vice President of
Age: 63                                                           the Fund's distributor, Shay
                                                                  Financial Services, Inc., Executive
                                                                  Vice President of Shay Investment
                                                                  Services, Inc.
JOHN J. McCABE                   Vice President      2003         Senior Vice President of Shay         N/A               None
200 Park Avenue, 45th Floor      since 1995                       Assets Management, Inc.
New York, NY 10166
Age: 59
RODGER D. SHAY, Sr.              Vice President      2003         Chairman and the sole director of      7          Asset Management
1000 Brickell Avenue             and Assistant                    the Fund's investment adviser. Shay                 Fund, M.S.B.
Miami, FL 33131                  Secretary since                  Assets Management, Inc., Chairman                   Fund, Inc.,
Age: 66                          1995                             and the sole director of the Fund's                 Horizon Bank
                                                                  distributor, Shay Financial
                                                                  Services, Inc., Chairman, sole
                                                                  director and President of Shay
                                                                  Investment Services, Inc., an
                                                                  enterprise which owns 100% of Shay
                                                                  Assets Management, Inc., and Shay
                                                                  Financial Services, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
     ---------------------       ---------------   ------------   -----------------------------------  ----------   ----------------
MARK F. TRAUTMAN                 Vice President      2003         Vice President of Shay Assets         N/A               None
200 Park Avenue, 45th Floor      since 1995                       Management, Inc., Portfolio Manager
New York, NY 10166                                                of the Fund. Mr. Trautman also
Age: 37                                                           serves as a Vice President and
                                                                  Portfolio Manager for M.S.B. Fund,
                                                                  Inc.
TRENT STATCZAR                   Treasurer since     2003         Financial Services Director, BISYS    N/A               None
3435 Stelzer Road                2002                             since September 2000; Financial
Suite 1000                                                        Services Manager, January 1998 to
Columbus, OH 43219                                                September 2000; Financial Services
Age: 31                                                           Assoc. Manager, November 1997 to
                                                                  January 1998.
ALAINA V. METZ                   Assistant           2003         Vice President of the Blue Sky        N/A               None
3435 Stelzer Road                Secretary since                  Compliance Department at BISYS Fund
Suite 1000                       1999,               2003         Services, Inc.
Columbus, OH 43219               Assistant
Age: 36                          Treasurer since
                                 2002

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
DECEMBER 31, 2002

SHAREHOLDERS VOTING RESULTS (UNAUDITED):

The annual Meeting of Shareholders of the Institutional Investors Capital Appreciation Fund, Inc., was held on April 18, 2002, at which the shareholders voted on one proposal. The proposal and the results of the voting are set forth below.

Election of Directors--The first proposal concerned the election of five directors to serve a term of office of three years each:

                                                              EXPIRATION OF TERM      FOR
                                                              ------------------    --------
Clifford M. Miller..........................................         2005            435,106
Michael R. Kallet...........................................         2005            435,106
Robert E. Kernan, Jr. ......................................         2005            435,106
Chris C. Gagas..............................................         2005            435,106
Robert P. Capone............................................         2005            435,106

In addition, Messrs. Joseph R. Ficalora, Joseph L. Mancino, Charles M. Sprock, Ralph, F. Brouty, Stephen J. Kelly, William A. McKenna, Jr., and Vincent F. Palagiano continue as members of the Board of Directors.

                                     Notes

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INSTITUTIONAL INVESTORS
CAPITAL APPRECIATION FUND, INC.

OFFICERS

JOSEPH L. MANCINO
  President

MICHAEL R. KALLET
  Vice President

EDWARD E. SAMMONS, JR.
  Vice President and
  Secretary

MARK F. TRAUTMAN
  Vice President

RODGER D. SHAY
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

TRENT STATCZAR
  Treasurer

ALAINA V. METZ
  Assistant Secretary and
  Assistant Treasurer

BOARD OF DIRECTORS

RALPH F. BROUTY
ROBERT P. CAPONE
JOSEPH R. FICALORA
CHRIS C. GAGAS
MICHAEL R. KALLET
STEPHEN J. KELLY
ROBERT E. KERNAN, JR.
JOSEPH L. MANCINO
WILLIAM A. MCKENNA, JR.
CLIFFORD M. MILLER
VINCENT F. PALAGIANO
CHARLES M. SPROCK

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Shay Assets Management, Inc.
200 Park Avenue
45th Floor
New York, New York 10166

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
1 Wall Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the Institutional Investors Capital
Appreciation Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Fund.
Read the prospectus carefully before investing or sending money.

Annual Report
To Shareholders
December 31, 2002